Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000170903 | Novo Nordisk ASFR_BP6KMJ909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000170903 | ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000170903 | Nestle SAFR_712387901
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000170903 | AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170903 | Shell PLCFR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000170903 | Toyota Motor Corp.FR_690064001
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000170903 | SAP SEFR_484628904
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170903 | Novartis AGFR_710306903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170903 | LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000170903 | Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000029565 | JP Morgan SEC LLC TPR D Tri Party Repo DFR_930PNG000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000029565 | Skandinaviska Enskilda Banken ABFR_ATD1PMEG5_5.310000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029565 | KBC Bank NVFR_ATD1PM8Y3_5.310000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000029565 | Australia & New Zealand Banking Group Ltd.FR_ATD1PMEY6_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000029565 | Royal Bank of CanadaFR_ATD1PMEE0_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000029565 | BNP Paribas Prime Brokerage International Ltd. Tri Party RepoFR_927NYV005_5.470000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029565 | Abu Dhabi International Bank IFR_ATD1PMFA7_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029565 | Bank of Montreal Head OfficeFR_ATD1PMGX6_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029565 | Nationwide Building SocietyFR_6385E0G56_0.000000_2024-07-05
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000029565 | ABN Amro Bank N.V.FR_ATD1PK4K1_5.330000_2024-07-03
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000029565 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	60.30%
C000029565 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000029565 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000029565 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000029565 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000029565 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000055942 | U.S. Treasury BillsFR_912797KY2_6
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000055942 | U.S. Treasury BillsFR_912797KN6_8
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000055942 | U.S. Treasury BillsFR_912797GB7_7
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055942 | U.S. Treasury Floating Rate NotesFR_91282CFD8_5.342203_2024-07-31
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055942 | U.S. Treasury BillsFR_912797KQ9_6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000055942 | U.S. Treasury BillsFR_912797JT5_5
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055942 | U.S. Treasury BillsFR_912797KX4_6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000055942 | U.S. Treasury Floating Rate NotesFR_91282CFS5_5.445203_2024-10-31
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055942 | U.S. Treasury BillsFR_912797JS7_7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055942 | U.S. Treasury BillsFR_912797KY2_0.010000_2024-08-20
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000055942 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000055942 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	35.20%
C000055942 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000055942 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000055942 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000055942 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000055943 | Citigroup Tri Party AFR_985SRR000_5.330000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000055943 | FICCUB Bi Party RepoFR_944DQXII3_5.340000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000055943 | FICCJP Tri Party Repo AFR_952JMUII9_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055943 | MUFG Securities RepoFR_931NXA006_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000055943 | U.S. Treasury BillsFR_912797KW6_0.010000_2024-08-06
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055943 | U.S. Treasury BillsFR_912797GK7_4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000055943 | U.S. Treasury BillsFR_912797KP1_0.010000_2024-07-16
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000055943 | HSBC Tri Party AFR_99VDKG003_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055943 | JP Morgan Securities LLC TPR AFR_930PNJ004_5.320000_2024-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055943 | U.S. Treasury BillsFR_912797LJ4_0.010000_2024-09-24
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055943 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	41.90%
C000055943 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000055943 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000055943 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000055943 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000055943 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000029566 | 1 to 7 Days
Holdings [Line Items]
Percent of Net Asset Value	36.10%
C000029566 | 8 to 30 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029566 | 31 to 60 Days
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000029566 | 61 to 90 Days
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000029566 | 91 to 180 Days
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000029566 | Over 180 Days
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000029566 | AssetTreasury Debt
Holdings [Line Items]
Percent of Net Asset Value	40.20%
C000029566 | AssetTreasury Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000029566 | AssetGovernment Agency Repurchase Agreements
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000029566 | AssetGovernment Agency Debt
Holdings [Line Items]
Percent of Net Asset Value	13.00%